Share Capital and Other Equity Instruments - Schedule of Warrants Outstanding, Exercise Price, Expiry Rate and Overall Weighted Average Exercise Price (Details) - Warrant Expires on November 2025	6 Months Ended
Jun. 30, 2023 Warrant $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number or warrants outstanding | Warrant	789,472
Expiry date	Nov. 30, 2025
Exercise price (USD) | $ / shares	$ 55